Fees Summary	Aug. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,000
Previously Paid Amount	0.00
Total Fee Amount	2.07
Total Offset Amount	0.00
Net Fee	2.07
Narrative - Max Aggregate Offering Price	$ 14,000
Final Prospectus	true